Parent Only Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents		¥ 7,371	$ 1,010	¥ 1,034	$ 142	¥ 658	¥ 1,284
Amount due from inter-company		449,238	61,545	439,313
Other current assets		61,492	8,424	69,728
Non-current assets
Investment in subsidiaries
TOTAL ASSETS		518,101	70,979	510,075
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs		368,806	50,526	396,106
Other current liabilities		47,819	6,551	46,617
Total current liabilities		416,625	57,077	442,723
Non-current liabilities:
Other non-current liabilities		467	63	5,383
TOTAL LIABILITIES		417,092	57,140	448,106
EQUITY
Additional paid-in capital		4,676,706	640,706	4,573,515
Accumulated deficit		(4,606,239)	(631,052)	(4,534,399)
Accumulated other comprehensive loss		30,187	4,136	22,754
TOTAL EQUITY		101,009	13,839	61,969
TOTAL LIABILITIES AND EQUITY		518,101	70,979	510,075
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares		335	46	93
Class B Ordinary Shares [Member]
EQUITY
Ordinary shares	[1]	¥ 20	$ 3	¥ 6

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.